Statement of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the year	$ (7)	$ 150	$ (171)
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:	4	(150)	148
Exchange differences on translation of foreign operations	4	(150)	123
Available-for-sale financial assets			25
Net gain (loss) on available-for-sale financial assets			20
Deferred taxation thereon			8
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:	10	9	6
Net gain (loss) on equity investments	6	9
Actuarial gain (loss) recognised	2	5	8
Deferred taxation thereon	2	(5)	(2)
Other comprehensive income (loss) for the year, net of tax	14	(141)	154
Total comprehensive income (loss) for the year, net of tax	7	9	(17)
Equity shareholders
Comprehensive income (loss) attributable to AngloGold Ashanti	378	75	299
Non-controlling interests
Attributable to non-controlling interests	5	17	20
Release on impairment of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets			3
Release on disposal of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets			(6)
Discontinued operations
Equity shareholders
Comprehensive income (loss) attributable to AngloGold Ashanti	$ (376)	$ (83)	$ (336)